LOANS FROM RELATED PARTY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total	$ 104,998	$ 150,000
UnsecuredPromissoryNoteOneMember | OfficersMember
Total	35,000	50,000
UnsecuredPromissoryNoteTwoMember | DirectorOneMember
Total	$ 69,998	$ 100,000